Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Memorandum Items [Abstract]
Acquired in lease, investment property	€ 6,608	€ 98
Loan commitments
Memorandum Items [Abstract]
Off-balance sheet amounts	223,954	218,083
Financial Guarantees
Memorandum Items [Abstract]
Off-balance sheet amounts	12,077	11,723
Other Commitments [Member]
Memorandum Items [Abstract]
Off-balance sheet amounts	94,785	74,389
Financial liabilities at amortized cost
Memorandum Items [Abstract]
Subordinated liabilities	21,419	23,820
Financial assets held for trading, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	28,424	23,495
Financial assets designated at fair value through profit or loss, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	8,221	6,477
Financial assets at fair value through other comprehensive income, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	26,458	35,558
Financial assets at amortised cost, category
Memorandum Items [Abstract]
Lent or delivered as guarantee with disposal or pledge rights	€ 20,466	€ 18,271